UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sands Capital Management, LLC
Address: 1100 Wilson Blvd.
         Ste. 3050
         Arlington, VA  22209

13F File Number:  28-05734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Hancock
Title:     Chief Operating & Chief Compliance Officer
Phone:     703-562-4000

Signature, Place, and Date of Signing:

     Robert Hancock     Arlington, VA     November 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-01190                      Frank Russell Investment Co.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     43

Form13F Information Table Value Total:     $18,295,035 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABRAXIS BIOSCIENCE INC         COM              00383E106   214453  7719704 SH       SOLE                  4966821        0  2752883
ADOBE SYS INC                  COM              00724F101      215     5730 SH       SOLE                     1250        0     4480
ALLERGAN INC                   COM              018490102   900697  7998375 SH       SOLE                  5153689        0  2844686
AMERICA MOVIL S A DE C V       SPON ADR L SHS   02364W105   665526 16904391 SH       SOLE                 10872295        0  6032096
APOLLO GROUP INC               CL A             037604105   728956 14804143 SH       SOLE                  9559513        0  5244630
APPLE COMPUTER INC             COM              037833100   830192 10784514 SH       SOLE                  6947328        0  3837186
BP PLC                         SPONSORED ADR    055622104      361     5500 SH       SOLE                        0        0     5500
CELGENE CORP                   COM              151020104      208     4800 SH       SOLE                     4800        0        0
CHICAGO MERCANTILE HLDGS INC   CL A             167760107   937832  1960967 SH       SOLE                  1265691        0   695276
CISCO SYS INC                  COM              17275R102     6760   294175 SH       SOLE                   142825        0   151350
EBAY INC                       COM              278642103   801484 28261055 SH       SOLE                 18171070        0 10089985
EXXON MOBIL CORP               COM              30231G102      225     3348 SH       SOLE                     3348        0        0
GENENTECH INC                  COM NEW          368710406  1262245 15262941 SH       SOLE                  9808006        0  5454935
GENERAL ELECTRIC CO            COM              369604103      932    26400 SH       SOLE                     2600        0    23800
GENZYME CORP                   COM              372917104   935754 13869182 SH       SOLE                  8927675        0  4941507
GOOGLE INC                     CL A             38259P508  1782897  4436171 SH       SOLE                  2854959        0  1581212
INTEL CORP                     COM              458140100     1075    52250 SH       SOLE                     9700        0    42550
INTERCONTINENTALEXCHANGE INC   COM              45865V100   526581  7014528 SH       SOLE                  4518548        0  2495980
INTERNATIONAL GAME TECHNOLOG   COM              459902102      278     6700 SH       SOLE                     6335        0      365
INTUITIVE SURGICAL INC         COM NEW          46120E602   383139  3633373 SH       SOLE                  2347426        0  1285947
IRON MTN INC                   COM              462846106   252901  5889647 SH       SOLE                  3795010        0  2094637
ISHARES TR                     RUSSELL1000GRW   464287614     2709    51978 SH       SOLE                    26318        0    25660
JOHNSON & JOHNSON              COM              478160104      455     7000 SH       SOLE                      400        0     6600
LOWES COS INC                  COM              548661107   817847 29146380 SH       SOLE                 18741071        0 10405309
MICROSOFT CORP                 COM              594918104     3890   142216 SH       SOLE                    76656        0    65560
MOODYS CORP                    COM              615369105   737278 11276805 SH       SOLE                  7251091        0  4025714
PATTERSON COMPANIES INC        COM              703395103   230328  6852974 SH       SOLE                  4403195        0  2449779
PEPSICO INC                    COM              713448108      249     3810 SH       SOLE                     2660              1150
PRICE T ROWE GROUP INC         COM              74144T108      614    12834 SH       SOLE                       34        0    12800
PROCTER & GAMBLE CO            COM              742718109      302     4877 SH       SOLE                      487        0     4390
QUALCOMM INC                   COM              747525103   726366 19982550 SH       SOLE                 12777699        0  7204851
RED HAT INC                    COM              756577102   372457 17668761 SH       SOLE                 11406393        0  6262368
ROCKWELL AUTOMATION INC        COM              773903109      349     6000 SH       SOLE                     6000        0        0
ROCKWELL COLLINS INC           COM              774341101      329     6000 SH       SOLE                     6000        0        0
SCHLUMBERGER LTD               COM              806857108   488132  7869296 SH       SOLE                  5178915        0  2690381
STARBUCKS CORP                 COM              855244109  1472792 43253808 SH       SOLE                 27873006        0 15380802
STRYKER CORP                   COM              863667101   367491  7410587 SH       SOLE                  4758964        0  2651623
TARGET CORP                    COM              87612E106      811    14670 SH       SOLE                     7400        0     7270
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209   744110 21827820 SH       SOLE                 14169709        0  7658111
VARIAN MED SYS INC             COM              92220P105   573542 10742502 SH       SOLE                  6926752        0  3815750
WALGREEN CO                    COM              931422109   646138 14555944 SH       SOLE                  9353977        0  5201967
YAHOO INC                      COM              984332106   540984 21399678 SH       SOLE                 13750394        0  7649284
ZIMMER HLDGS INC               COM              98956P102   335151  4965200 SH       SOLE                  3183787        0  1781413